Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of estimated useful lives
Estimated Useful Life
Electric equipment	3 Years
Office equipment and furniture	3 - 5 Years
Leasehold improvement	Shorter of useful life or lease term

Schedule of disaggregation of our revenue

	For the years ended December 31,
	2019	2020
	(In U.S. dollars in thousands)

Category of Revenue:
Advertising revenue	$48,391	$104,664
Customized content production revenue	9,098	10,200
Copyrights revenue	7,369	6,883
CHEERS e-Mall marketplace service revenue	670	1,517
Other revenue	249	499
Total	$65,777	$123,763

Timing of Revenue Recognition:
Services transferred over time	$64,858	$121,747
Services transferred at a point in time	670	1,517
Goods transferred at a point in time	249	499
Total	$65,777	$123,763